Summary of Warrant Related Activity (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Jun. 30, 2012 Year
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding	6,214,785	6,214,785
Issued	6,214,785
Number of Warrants Outstanding	6,214,785	6,214,785
Weighted Average Remaining Contractual Term (Years)	5.2	4.9
Series A Warrant
Class of Warrant or Right [Line Items]
Exercise Price	1.25	1.25
Number of Warrants Outstanding	1,174,785	1,174,785
Issued	1,174,785
Number of Warrants Outstanding	1,174,785	1,174,785
Weighted Average Remaining Contractual Term (Years)	1.6	1.4
Series B Warrants
Class of Warrant or Right [Line Items]
Exercise Price	2.00	2.00
Number of Warrants Outstanding	2,520,000	2,520,000
Issued	2,520,000
Number of Warrants Outstanding	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years)	5.0	4.8
Series C Warrants
Class of Warrant or Right [Line Items]
Exercise Price	3.00	3.00
Number of Warrants Outstanding	2,520,000	2,520,000
Issued	2,520,000
Number of Warrants Outstanding	2,520,000	2,520,000
Weighted Average Remaining Contractual Term (Years)	7.0	6.8